Schedule of Investments(a)
November 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.86%
Advertising–0.10%
Interpublic Group of Cos., Inc. (The)	22,261	$498,646
Omnicom Group, Inc.	12,505	993,898
		1,492,544
Aerospace & Defense–2.57%
Arconic, Inc.	22,269	689,448
Boeing Co. (The)	30,732	11,253,444
General Dynamics Corp.	13,450	2,444,403
Huntington Ingalls Industries, Inc.	2,376	597,968
L3Harris Technologies, Inc.	12,836	2,581,191
Lockheed Martin Corp.	14,286	5,586,255
Northrop Grumman Corp.	9,046	3,182,111
Raytheon Co.	16,010	3,480,894
Textron, Inc.	13,229	611,709
TransDigm Group, Inc.	2,853	1,617,936
United Technologies Corp.	46,632	6,917,391
		38,962,750
Agricultural & Farm Machinery–0.20%
Deere & Co.	18,102	3,042,041
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	32,020	1,374,619
Air Freight & Logistics–0.55%
C.H. Robinson Worldwide, Inc.	7,782	598,047
Expeditors International of Washington, Inc.	9,814	733,694
FedEx Corp.	13,797	2,208,210
United Parcel Service, Inc., Class B	40,147	4,806,800
		8,346,751
Airlines–0.38%
Alaska Air Group, Inc.	7,086	489,005
American Airlines Group, Inc.	22,782	654,755
Delta Air Lines, Inc.	33,268	1,906,589
Southwest Airlines Co.	27,811	1,603,026
United Airlines Holdings, Inc.(b)	12,702	1,178,745
		5,832,120
Alternative Carriers–0.05%
CenturyLink, Inc.	56,437	817,772
Apparel Retail–0.47%
Gap, Inc. (The)	12,314	204,535
L Brands, Inc.	13,347	255,462
Ross Stores, Inc.	20,966	2,435,201
TJX Cos., Inc. (The)	69,502	4,248,657
		7,143,855
Shares		Value
Apparel, Accessories & Luxury Goods–0.26%
Capri Holdings Ltd.(b)	8,714	$323,638
Hanesbrands, Inc.	20,785	313,230
PVH Corp.	4,262	413,244
Ralph Lauren Corp.	2,980	319,873
Tapestry, Inc.	16,491	443,443
Under Armour, Inc., Class A(b)	10,816	204,314
Under Armour, Inc., Class C(b)	11,173	193,293
VF Corp.	18,770	1,661,896
		3,872,931
Application Software–1.80%
Adobe, Inc.(b)	27,907	8,638,054
ANSYS, Inc.(b)	4,834	1,231,171
Autodesk, Inc.(b)	12,624	2,283,682
Cadence Design Systems, Inc.(b)	16,106	1,131,446
Citrix Systems, Inc.	7,074	798,018
Intuit, Inc.	14,951	3,870,664
salesforce.com, inc.(b)	50,418	8,212,588
Synopsys, Inc.(b)	8,640	1,218,586
		27,384,209
Asset Management & Custody Banks–0.84%
Affiliated Managers Group, Inc.	2,911	248,512
Ameriprise Financial, Inc.	7,523	1,232,794
Bank of New York Mellon Corp. (The)	49,316	2,415,005
BlackRock, Inc.	6,753	3,342,127
Franklin Resources, Inc.	16,215	445,750
Invesco Ltd.(c)	22,147	388,901
Northern Trust Corp.	12,354	1,324,843
State Street Corp.	21,419	1,608,567
T. Rowe Price Group, Inc.	13,542	1,673,250
		12,679,749
Auto Parts & Equipment–0.12%
Aptiv PLC	14,728	1,382,665
BorgWarner, Inc.	11,872	499,217
		1,881,882
Automobile Manufacturers–0.31%
Ford Motor Co.	225,306	2,041,272
General Motors Co.	72,231	2,600,316
		4,641,588
Automotive Retail–0.34%
Advance Auto Parts, Inc.	4,104	644,656
AutoZone, Inc.(b)	1,410	1,660,867
CarMax, Inc.(b)	9,519	925,818
O’Reilly Automotive, Inc.(b)	4,398	1,945,148
		5,176,489

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Biotechnology–2.04%
AbbVie, Inc.	84,999	$7,456,962
Alexion Pharmaceuticals, Inc.(b)	12,890	1,468,687
Amgen, Inc.	34,476	8,092,207
Biogen, Inc.(b)	10,603	3,178,885
Gilead Sciences, Inc.	72,809	4,895,677
Incyte Corp.(b)	10,262	966,270
Regeneron Pharmaceuticals, Inc.(b)	4,593	1,694,817
Vertex Pharmaceuticals, Inc.(b)	14,776	3,276,578
		31,030,083
Brewers–0.04%
Molson Coors Brewing Co., Class B	10,799	545,134
Broadcasting–0.13%
Discovery, Inc., Class A(b)	9,085	299,260
Discovery, Inc., Class C(b)	19,946	608,752
Fox Corp., Class A	20,376	728,646
Fox Corp., Class B	9,334	326,503
		1,963,161
Building Products–0.28%
A.O. Smith Corp.	7,953	384,925
Allegion PLC	5,381	645,882
Fortune Brands Home & Security, Inc.	8,041	508,674
Johnson Controls International PLC	45,745	1,959,258
Masco Corp.	16,640	774,592
		4,273,331
Cable & Satellite–1.08%
Charter Communications, Inc., Class A(b)	9,294	4,368,273
Comcast Corp., Class A	260,753	11,512,245
DISH Network Corp., Class A(b)	13,831	472,605
DISH Network Corp., Rts. expiring 12/09/2019(b)	748	509
		16,353,632
Casinos & Gaming–0.19%
Las Vegas Sands Corp.	19,472	1,221,868
MGM Resorts International	29,976	957,733
Wynn Resorts, Ltd.	5,568	672,893
		2,852,494
Commodity Chemicals–0.24%
Dow, Inc.	42,727	2,280,340
LyondellBasell Industries N.V., Class A	14,840	1,373,294
		3,653,634
Communications Equipment–0.94%
Arista Networks, Inc.(b)	3,128	610,367
Cisco Systems, Inc.	244,065	11,058,585
F5 Networks, Inc.(b)	3,456	503,574
Juniper Networks, Inc.	19,881	498,218
Motorola Solutions, Inc.	9,517	1,592,194
		14,262,938
Shares		Value
Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	13,334	$1,075,254
Construction & Engineering–0.07%
Jacobs Engineering Group, Inc.	7,789	717,289
Quanta Services, Inc.	8,174	340,365
		1,057,654
Construction Machinery & Heavy Trucks–0.58%
Caterpillar, Inc.	32,343	4,681,002
Cummins, Inc.	9,071	1,658,723
PACCAR, Inc.	19,912	1,620,240
Westinghouse Air Brake Technologies Corp.	10,469	822,549
		8,782,514
Construction Materials–0.13%
Martin Marietta Materials, Inc.	3,591	963,825
Vulcan Materials Co.	7,605	1,078,921
		2,042,746
Consumer Electronics–0.05%
Garmin Ltd.	8,306	811,413
Consumer Finance–0.68%
American Express Co.	39,112	4,698,133
Capital One Financial Corp.	27,039	2,704,170
Discover Financial Services	18,295	1,552,697
Synchrony Financial	35,090	1,312,717
		10,267,717
Copper–0.06%
Freeport-McMoRan, Inc.	83,413	949,240
Data Processing & Outsourced Services–4.10%
Alliance Data Systems Corp.	2,308	246,748
Automatic Data Processing, Inc.	24,947	4,260,449
Broadridge Financial Solutions, Inc.	6,570	812,775
Fidelity National Information Services, Inc.	35,267	4,872,136
Fiserv, Inc.(b)	32,816	3,814,532
FleetCor Technologies, Inc.(b)	4,976	1,527,234
Global Payments, Inc.	17,249	3,123,794
Jack Henry & Associates, Inc.	4,426	672,486
Mastercard, Inc., Class A	51,325	14,998,705
Paychex, Inc.	18,386	1,583,402
PayPal Holdings, Inc.(b)	67,648	7,306,660
Visa, Inc., Class A	99,284	18,318,891
Western Union Co. (The)	24,369	655,039
		62,192,851
Department Stores–0.06%
Kohl’s Corp.	9,148	430,047
Macy’s, Inc.	17,759	272,068
Nordstrom, Inc.	6,145	234,555
		936,670
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Distillers & Vintners–0.16%
Brown-Forman Corp., Class B	10,464	$709,668
Constellation Brands, Inc., Class A	9,614	1,788,781
		2,498,449
Distributors–0.10%
Genuine Parts Co.	8,398	876,499
LKQ Corp.(b)	17,718	625,091
		1,501,590
Diversified Banks–4.45%
Bank of America Corp.	481,629	16,047,878
Citigroup, Inc.	129,875	9,756,210
JPMorgan Chase & Co.	183,826	24,220,914
U.S. Bancorp	82,442	4,948,993
Wells Fargo & Co.	230,513	12,553,738
		67,527,733
Diversified Chemicals–0.04%
Eastman Chemical Co.	7,875	617,164
Diversified Support Services–0.15%
Cintas Corp.	4,772	1,226,690
Copart, Inc.(b)	11,591	1,031,599
		2,258,289
Drug Retail–0.17%
Walgreens Boots Alliance, Inc.	43,614	2,599,394
Electric Utilities–1.99%
Alliant Energy Corp.	13,655	723,715
American Electric Power Co., Inc.	28,388	2,593,244
Duke Energy Corp.	41,887	3,693,177
Edison International	20,586	1,422,492
Entergy Corp.	11,430	1,330,338
Evergy, Inc.	13,537	856,486
Eversource Energy	18,603	1,537,352
Exelon Corp.	55,856	2,480,006
FirstEnergy Corp.	31,043	1,480,441
NextEra Energy, Inc.	28,098	6,569,874
Pinnacle West Capital Corp.	6,471	565,501
PPL Corp.	41,522	1,412,994
Southern Co. (The)	60,090	3,724,979
Xcel Energy, Inc.	30,146	1,853,677
		30,244,276
Electrical Components & Equipment–0.49%
AMETEK, Inc.	13,127	1,299,704
Eaton Corp. PLC	24,145	2,233,413
Emerson Electric Co.	35,362	2,611,837
Rockwell Automation, Inc.	6,726	1,317,220
		7,462,174
Electronic Components–0.20%
Amphenol Corp., Class A	17,100	1,778,400
Shares		Value
Electronic Components–(continued)
Corning, Inc.	44,892	$1,303,664
		3,082,064
Electronic Equipment & Instruments–0.10%
FLIR Systems, Inc.	7,796	417,554
Keysight Technologies, Inc.(b)	10,783	1,154,104
		1,571,658
Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(b)	2,049	291,142
TE Connectivity Ltd.	19,312	1,790,416
		2,081,558
Environmental & Facilities Services–0.26%
Republic Services, Inc.	12,170	1,078,870
Rollins, Inc.	8,095	290,206
Waste Management, Inc.	22,438	2,533,475
		3,902,551
Fertilizers & Agricultural Chemicals–0.19%
CF Industries Holdings, Inc.	12,551	579,982
Corteva, Inc.	43,054	1,120,265
FMC Corp.	7,498	734,504
Mosaic Co. (The)	20,408	388,772
		2,823,523
Financial Exchanges & Data–1.10%
Cboe Global Markets, Inc.	6,420	763,338
CME Group, Inc., Class A	20,586	4,173,400
Intercontinental Exchange, Inc.	32,218	3,033,969
MarketAxess Holdings, Inc.	2,170	876,289
Moody’s Corp.	9,354	2,120,271
MSCI, Inc.	4,869	1,261,996
Nasdaq, Inc.	6,627	694,510
S&P Global, Inc.	14,159	3,747,179
		16,670,952
Food Distributors–0.16%
Sysco Corp.	29,502	2,376,386
Food Retail–0.08%
Kroger Co. (The)	45,923	1,255,535
Footwear–0.44%
NIKE, Inc., Class B	71,970	6,728,475
Gas Utilities–0.05%
Atmos Energy Corp.	6,795	726,793
General Merchandise Stores–0.48%
Dollar General Corp.	14,778	2,325,466
Dollar Tree, Inc.(b)	13,603	1,244,130
Target Corp.	29,373	3,671,919
		7,241,515
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Gold–0.12%
Newmont Goldcorp Corp.	47,135	$1,809,984
Health Care Distributors–0.25%
AmerisourceBergen Corp.	8,742	768,509
Cardinal Health, Inc.	17,139	943,159
Henry Schein, Inc.(b)	8,523	587,235
McKesson Corp.	10,630	1,537,523
		3,836,426
Health Care Equipment–3.31%
Abbott Laboratories	101,609	8,682,489
ABIOMED, Inc.(b)	2,608	511,637
Baxter International, Inc.	29,351	2,405,901
Becton, Dickinson and Co.	15,519	4,011,662
Boston Scientific Corp.(b)	80,083	3,463,590
Danaher Corp.	36,705	5,358,196
Edwards Lifesciences Corp.(b)	11,956	2,928,503
Hologic, Inc.(b)	15,367	788,634
IDEXX Laboratories, Inc.(b)	4,949	1,245,069
Intuitive Surgical, Inc.(b)	6,625	3,927,963
Medtronic PLC	77,133	8,591,845
ResMed, Inc.	8,259	1,235,546
Stryker Corp.	18,446	3,778,848
Teleflex, Inc.	2,657	938,824
Varian Medical Systems, Inc.(b)	5,276	705,560
Zimmer Biomet Holdings, Inc.	11,803	1,714,740
		50,289,007
Health Care Facilities–0.18%
HCA Healthcare, Inc.	15,290	2,120,112
Universal Health Services, Inc., Class B	4,676	652,255
		2,772,367
Health Care REITs–0.28%
Healthpeak Properties, Inc.	28,234	984,802
Ventas, Inc.	21,419	1,248,942
Welltower, Inc.	23,297	1,970,227
		4,203,971
Health Care Services–0.80%
Cigna Corp.	21,708	4,339,863
CVS Health Corp.	74,766	5,627,637
DaVita, Inc.(b)	5,219	374,568
Laboratory Corp. of America Holdings(b)	5,616	967,581
Quest Diagnostics, Inc.	7,742	824,910
		12,134,559
Health Care Supplies–0.18%
Align Technology, Inc.(b)	4,178	1,158,727
Cooper Cos., Inc. (The)	2,850	892,306
DENTSPLY SIRONA, Inc.	12,888	728,688
		2,779,721
Health Care Technology–0.09%
Cerner Corp.	18,304	1,310,383
Shares		Value
Home Furnishings–0.06%
Leggett & Platt, Inc.	7,558	$395,435
Mohawk Industries, Inc.(b)	3,442	479,711
		875,146
Home Improvement Retail–1.31%
Home Depot, Inc. (The)	62,961	13,883,530
Lowe’s Cos., Inc.	44,370	5,205,045
ViacomCBS, Inc. , Class B(b)	18,812	759,628
		19,848,203
Homebuilding–0.22%
D.R. Horton, Inc.	19,347	1,070,856
Lennar Corp., Class A	16,350	975,278
NVR, Inc.(b)	199	754,586
PulteGroup, Inc.	14,819	587,573
		3,388,293
Hotel & Resort REITs–0.05%
Host Hotels & Resorts, Inc.	41,962	733,915
Hotels, Resorts & Cruise Lines–0.45%
Carnival Corp.	23,019	1,037,697
Hilton Worldwide Holdings, Inc.	16,491	1,731,555
Marriott International, Inc., Class A	15,715	2,205,757
Norwegian Cruise Line Holdings Ltd.(b)	12,394	664,814
Royal Caribbean Cruises Ltd.	9,879	1,185,678
		6,825,501
Household Appliances–0.03%
Whirlpool Corp.	3,657	523,317
Household Products–1.69%
Church & Dwight Co., Inc.	14,205	997,759
Clorox Co. (The)	7,228	1,071,407
Colgate-Palmolive Co.	49,326	3,345,289
Kimberly-Clark Corp.	19,788	2,697,896
Procter & Gamble Co. (The)	143,878	17,561,749
		25,674,100
Housewares & Specialties–0.03%
Newell Brands, Inc.	21,907	421,053
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,758	393,316
Hypermarkets & Super Centers–1.14%
Costco Wholesale Corp.	25,283	7,580,096
Walmart, Inc.	81,760	9,736,799
		17,316,895
Independent Power Producers & Energy Traders–0.09%
AES Corp. (The)	38,164	721,681
NRG Energy, Inc.	14,544	577,833
		1,299,514
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Industrial Conglomerates–1.37%
3M Co.	33,072	$5,614,634
General Electric Co.	501,729	5,654,486
Honeywell International, Inc.	41,364	7,385,542
Roper Technologies, Inc.	5,979	2,154,652
		20,809,314
Industrial Gases–0.62%
Air Products and Chemicals, Inc.	12,668	2,993,829
Linde PLC (United Kingdom)	31,078	6,408,594
		9,402,423
Industrial Machinery–0.83%
Dover Corp.	8,361	932,084
Flowserve Corp.	7,540	367,198
Fortive Corp.	16,975	1,225,086
IDEX Corp.	4,360	709,546
Illinois Tool Works, Inc.	16,923	2,950,187
Ingersoll-Rand PLC	13,888	1,820,856
Parker-Hannifin Corp.	7,384	1,467,865
Pentair PLC	9,661	428,465
Snap-on, Inc.	3,174	509,300
Stanley Black & Decker, Inc.	8,723	1,375,966
Xylem, Inc.	10,349	802,151
		12,588,704
Industrial REITs–0.27%
Duke Realty Corp.	20,779	731,005
Prologis, Inc.	36,283	3,321,709
		4,052,714
Insurance Brokers–0.55%
Aon PLC	13,558	2,760,544
Arthur J. Gallagher & Co.	10,697	997,709
Marsh & McLennan Cos., Inc.	29,107	3,145,594
Willis Towers Watson PLC	7,415	1,456,603
		8,360,450
Integrated Oil & Gas–2.06%
Chevron Corp.	109,141	12,783,685
Exxon Mobil Corp.(d)	243,250	16,572,623
Occidental Petroleum Corp.	51,423	1,983,385
		31,339,693
Integrated Telecommunication Services–1.98%
AT&T, Inc.	420,087	15,702,852
Verizon Communications, Inc.	237,782	14,323,988
		30,026,840
Interactive Home Entertainment–0.32%
Activision Blizzard, Inc.	44,096	2,417,784
Electronic Arts, Inc.(b)	16,942	1,711,311
Take-Two Interactive Software, Inc.(b)	6,506	789,503
		4,918,598
Shares		Value
Interactive Media & Services–4.91%
Alphabet, Inc., Class A(b)	17,220	$22,456,430
Alphabet, Inc., Class C(b)	17,372	22,669,765
Facebook, Inc., Class A(b)	138,307	27,888,224
TripAdvisor, Inc.	6,046	171,706
Twitter, Inc.(b)	44,440	1,373,640
		74,559,765
Internet & Direct Marketing Retail–3.30%
Amazon.com, Inc.(b)	23,887	43,015,710
Booking Holdings, Inc.(b)	2,444	4,653,449
eBay, Inc.	45,327	1,610,015
Expedia Group, Inc.	8,039	817,245
		50,096,419
Internet Services & Infrastructure–0.13%
Akamai Technologies, Inc.(b)	9,484	826,246
VeriSign, Inc.(b)	5,988	1,142,151
		1,968,397
Investment Banking & Brokerage–0.80%
Charles Schwab Corp. (The)	66,884	3,310,758
E*TRADE Financial Corp.	13,038	577,583
Goldman Sachs Group, Inc. (The)	18,604	4,117,996
Morgan Stanley	72,214	3,573,149
Raymond James Financial, Inc.	7,104	638,081
		12,217,567
IT Consulting & Other Services–1.21%
Accenture PLC, Class A	36,629	7,368,290
Cognizant Technology Solutions Corp., Class A	31,751	2,035,556
DXC Technology Co.	15,060	562,190
Gartner, Inc.(b)	5,181	831,343
International Business Machines Corp.	50,929	6,847,404
Leidos Holdings, Inc.	7,771	705,918
		18,350,701
Leisure Products–0.05%
Hasbro, Inc.	7,239	736,206
Life & Health Insurance–0.61%
Aflac, Inc.	42,564	2,334,210
Globe Life, Inc.	5,771	593,028
Lincoln National Corp.	11,509	679,606
MetLife, Inc.	45,761	2,283,931
Principal Financial Group, Inc.	14,906	821,321
Prudential Financial, Inc.	23,111	2,163,652
Unum Group	11,994	368,696
		9,244,444
Life Sciences Tools & Services–1.01%
Agilent Technologies, Inc.	17,791	1,436,979
Illumina, Inc.(b)	8,451	2,710,743
IQVIA Holdings, Inc.(b)	10,473	1,528,848
Mettler-Toledo International, Inc.(b)	1,414	1,017,246
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Life Sciences Tools & Services–(continued)
PerkinElmer, Inc.	6,395	$594,095
Thermo Fisher Scientific, Inc.	23,023	7,228,071
Waters Corp.(b)	3,837	852,083
		15,368,065
Managed Health Care–1.62%
Anthem, Inc.	14,706	4,245,034
Centene Corp.(b)	23,778	1,437,856
Humana, Inc.	7,766	2,649,992
UnitedHealth Group, Inc.	54,482	15,247,877
WellCare Health Plans, Inc.(b)	2,892	931,427
		24,512,186
Metal & Glass Containers–0.08%
Ball Corp.	19,086	1,260,821
Motorcycle Manufacturers–0.02%
Harley-Davidson, Inc.	9,010	327,784
Movies & Entertainment–1.59%
Netflix, Inc.(b)	25,171	7,920,307
Viacom, Inc., Class B	20,349	489,800
Walt Disney Co. (The)	103,562	15,697,928
		24,108,035
Multi-line Insurance–0.29%
American International Group, Inc.	50,011	2,633,579
Assurant, Inc.	3,549	471,556
Hartford Financial Services Group, Inc. (The)	20,787	1,285,884
		4,391,019
Multi-Sector Holdings–1.64%
Berkshire Hathaway, Inc., Class B(b)	112,730	24,834,419
Multi-Utilities–1.05%
Ameren Corp.	14,131	1,050,357
CenterPoint Energy, Inc.	28,872	709,096
CMS Energy Corp.	16,314	1,000,048
Consolidated Edison, Inc.	19,095	1,659,165
Dominion Energy, Inc.	47,252	3,927,114
DTE Energy Co.	10,538	1,316,618
NiSource, Inc.	21,463	567,696
Public Service Enterprise Group, Inc.	29,069	1,724,082
Sempra Energy	15,783	2,324,363
WEC Energy Group, Inc.	18,134	1,607,579
		15,886,118
Office REITs–0.21%
Alexandria Real Estate Equities, Inc.	6,520	1,059,630
Boston Properties, Inc.	8,264	1,144,895
SL Green Realty Corp.	4,743	404,720
Vornado Realty Trust	9,105	587,910
		3,197,155
Shares		Value
Oil & Gas Drilling–0.02%
Helmerich & Payne, Inc.	6,291	$248,683
Oil & Gas Equipment & Services–0.38%
Baker Hughes Co.	37,319	836,692
Halliburton Co.	50,357	1,056,993
National Oilwell Varco, Inc.	22,185	500,272
Schlumberger Ltd.	79,510	2,878,262
TechnipFMC PLC (United Kingdom)	24,128	454,572
		5,726,791
Oil & Gas Exploration & Production–0.83%
Apache Corp.	21,613	481,538
Cabot Oil & Gas Corp.	24,053	383,405
Cimarex Energy Co.	5,832	268,097
Concho Resources, Inc.	11,560	838,794
ConocoPhillips	63,823	3,825,551
Devon Energy Corp.	23,237	508,658
Diamondback Energy, Inc.	9,373	724,908
EOG Resources, Inc.	33,364	2,365,507
Hess Corp.	14,878	923,775
Marathon Oil Corp.	46,224	538,510
Noble Energy, Inc.	27,494	570,775
Pioneer Natural Resources Co.	9,609	1,228,414
		12,657,932
Oil & Gas Refining & Marketing–0.53%
HollyFrontier Corp.	8,704	448,691
Marathon Petroleum Corp.	37,846	2,294,981
Phillips 66	25,786	2,958,170
Valero Energy Corp.	23,824	2,274,954
		7,976,796
Oil & Gas Storage & Transportation–0.36%
Kinder Morgan, Inc.	111,927	2,194,888
ONEOK, Inc.	23,741	1,686,798
Williams Cos., Inc. (The)	69,680	1,583,130
		5,464,816
Packaged Foods & Meats–1.03%
Campbell Soup Co.	9,695	451,496
Conagra Brands, Inc.	27,974	807,609
General Mills, Inc.	34,694	1,849,884
Hershey Co. (The)	8,564	1,268,842
Hormel Foods Corp.	15,962	710,788
JM Smucker Co. (The)	6,561	689,496
Kellogg Co.	14,295	930,890
Kraft Heinz Co. (The)	35,770	1,090,985
Lamb Weston Holdings, Inc.	8,374	703,249
McCormick & Co., Inc.	7,074	1,197,275
Mondelez International, Inc., Class A	82,910	4,356,091
Tyson Foods, Inc., Class A	16,940	1,522,737
		15,579,342
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Paper Packaging–0.28%
Amcor PLC	93,394	$958,222
Avery Dennison Corp.	4,840	630,991
International Paper Co.	22,584	1,046,542
Packaging Corp. of America	5,442	608,960
Sealed Air Corp.	8,883	335,156
Westrock Co.	14,794	596,642
		4,176,513
Personal Products–0.18%
Coty, Inc., Class A	16,909	195,130
Estee Lauder Cos., Inc. (The), Class A	12,717	2,485,792
		2,680,922
Pharmaceuticals–4.42%
Allergan PLC	18,858	3,487,598
Bristol-Myers Squibb Co.	134,788	7,674,829
Eli Lilly and Co.	48,842	5,731,609
Johnson & Johnson	151,728	20,861,083
Merck & Co., Inc.	147,198	12,832,721
Mylan N.V.(b)	29,657	556,958
Perrigo Co. PLC	7,821	400,670
Pfizer, Inc.	317,986	12,248,821
Zoetis, Inc.	27,454	3,308,756
		67,103,045
Property & Casualty Insurance–0.81%
Allstate Corp. (The)	18,925	2,107,299
Chubb Ltd.	26,201	3,968,927
Cincinnati Financial Corp.	8,732	934,761
Loews Corp.	14,950	760,955
Progressive Corp. (The)	33,611	2,455,283
Travelers Cos., Inc. (The)	14,969	2,046,562
		12,273,787
Publishing–0.02%
News Corp., Class A	22,170	285,550
News Corp., Class B	7,000	92,190
		377,740
Railroads–0.94%
CSX Corp.	45,887	3,282,756
Kansas City Southern	5,782	881,292
Norfolk Southern Corp.	15,143	2,930,171
Union Pacific Corp.	40,503	7,128,123
		14,222,342
Real Estate Services–0.07%
CBRE Group, Inc., Class A(b)	19,336	1,102,539
Regional Banks–1.18%
BB&T Corp.	44,046	2,410,197
Citizens Financial Group, Inc.	25,703	988,537
Comerica, Inc.	8,586	604,540
Fifth Third Bancorp	41,995	1,267,829
First Republic Bank	9,671	1,062,843
Shares		Value
Regional Banks–(continued)
Huntington Bancshares, Inc.	59,665	$888,412
KeyCorp	57,677	1,118,357
M&T Bank Corp.	7,684	1,265,862
People’s United Financial, Inc.	25,497	420,701
PNC Financial Services Group, Inc. (The)	25,597	3,921,716
Regions Financial Corp.	57,362	954,504
SunTrust Banks, Inc.	25,522	1,807,979
SVB Financial Group(b)	2,962	686,384
Zions Bancorp. N.A.	10,173	506,412
		17,904,273
Reinsurance–0.04%
Everest Re Group, Ltd.	2,342	635,291
Research & Consulting Services–0.29%
Equifax, Inc.	6,949	970,358
IHS Markit Ltd.(b)	23,059	1,675,236
Nielsen Holdings PLC	20,447	399,739
Verisk Analytics, Inc.	9,399	1,386,165
		4,431,498
Residential REITs–0.45%
Apartment Investment & Management Co., Class A	8,559	460,217
AvalonBay Communities, Inc.	8,028	1,721,284
Equity Residential	20,041	1,705,489
Essex Property Trust, Inc.	3,778	1,179,416
Mid-America Apartment Communities, Inc.	6,568	893,970
UDR, Inc.	16,835	808,922
		6,769,298
Restaurants–1.20%
Chipotle Mexican Grill, Inc.(b)	1,466	1,193,207
Darden Restaurants, Inc.	7,060	836,186
McDonald’s Corp.	43,660	8,490,997
Starbucks Corp.	68,816	5,878,951
Yum! Brands, Inc.	17,493	1,761,020
		18,160,361
Retail REITs–0.39%
Federal Realty Investment Trust	4,027	531,846
Kimco Realty Corp.	24,266	524,631
Macerich Co. (The)	6,334	170,575
Realty Income Corp.	18,294	1,401,869
Regency Centers Corp.	9,632	626,465
Simon Property Group, Inc.	17,707	2,677,475
		5,932,861
Semiconductor Equipment–0.45%
Applied Materials, Inc.	53,106	3,074,837
KLA Corp.	9,155	1,500,138
Lam Research Corp.	8,309	2,217,091
		6,792,066
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Semiconductors–3.60%
Advanced Micro Devices, Inc.(b)	62,409	$2,443,312
Analog Devices, Inc.	21,237	2,398,719
Broadcom, Inc.	22,885	7,236,466
Intel Corp.	254,685	14,784,464
Maxim Integrated Products, Inc.	15,595	883,769
Microchip Technology, Inc.	13,685	1,293,780
Micron Technology, Inc.(b)	63,458	3,014,890
NVIDIA Corp.	35,011	7,588,284
Qorvo, Inc.(b)	6,771	705,606
QUALCOMM, Inc.	65,645	5,484,640
Skyworks Solutions, Inc.	9,871	970,319
Texas Instruments, Inc.	53,674	6,452,152
Xilinx, Inc.	14,522	1,347,351
		54,603,752
Soft Drinks–1.59%
Coca-Cola Co. (The)	221,249	11,814,696
Monster Beverage Corp.(b)	22,240	1,330,397
PepsiCo., Inc.	80,382	10,918,287
		24,063,380
Specialized Consumer Services–0.02%
H&R Block, Inc.	11,539	281,321
Specialized REITs–1.24%
American Tower Corp.	25,450	5,447,063
Crown Castle International Corp.	23,901	3,194,608
Digital Realty Trust, Inc.	11,977	1,448,618
Equinix, Inc.	4,876	2,763,961
Extra Space Storage, Inc.	7,388	783,497
Iron Mountain, Inc.	16,505	530,141
Public Storage	8,632	1,818,590
SBA Communications Corp., Class A	6,502	1,537,528
Weyerhaeuser Co.	42,826	1,263,795
		18,787,801
Specialty Chemicals–0.80%
Albemarle Corp.	6,113	399,668
Celanese Corp.	7,113	893,179
DuPont de Nemours, Inc.	42,857	2,777,562
Ecolab, Inc.	14,392	2,686,555
International Flavors & Fragrances, Inc.	6,138	866,870
PPG Industries, Inc.	13,584	1,750,162
Sherwin-Williams Co. (The)	4,720	2,752,374
		12,126,370
Specialty Stores–0.15%
Tiffany & Co.	6,266	838,391
Tractor Supply Co.	6,856	647,481
Ulta Beauty, Inc.(b)	3,383	791,148
		2,277,020
Steel–0.06%
Nucor Corp.	17,428	982,242
Shares		Value
Systems Software–5.16%
Fortinet, Inc.(b)	8,159	$857,593
Microsoft Corp.	438,968	66,450,976
NortonLifeLock, Inc.	32,688	813,931
Oracle Corp.	126,574	7,105,864
ServiceNow, Inc.(b)	10,777	3,050,322
		78,278,686
Technology Distributors–0.07%
CDW Corp.	8,319	1,123,481
Technology Hardware, Storage & Peripherals–4.68%
Apple, Inc.	244,223	65,268,597
Hewlett Packard Enterprise Co.	75,060	1,188,200
HP, Inc.	85,196	1,710,736
NetApp, Inc.	13,677	828,689
Seagate Technology PLC	13,611	812,304
Western Digital Corp.	17,017	856,466
Xerox Holdings Corp.	10,940	425,894
		71,090,886
Tobacco–0.84%
Altria Group, Inc.	107,398	5,337,680
Philip Morris International, Inc.	89,446	7,417,757
		12,755,437
Trading Companies & Distributors–0.17%
Fastenal Co.	32,966	1,170,952
United Rentals, Inc.(b)	4,436	678,930
W.W. Grainger, Inc.	2,541	805,370
		2,655,252
Trucking–0.04%
J.B. Hunt Transport Services, Inc.	4,910	567,694
Water Utilities–0.08%
American Water Works Co., Inc.	10,385	1,256,897
Wireless Telecommunication Services–0.09%
T-Mobile US, Inc.(b)	18,175	1,427,646
Total Common Stocks & Other Equity Interests (Cost $694,155,803)		1,500,358,114

Money Market Funds–1.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)	5,748,890	5,748,890
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)	3,873,183	3,874,732
Invesco Treasury Portfolio, Institutional Class, 1.52%(e)	6,570,161	6,570,161
Total Money Market Funds (Cost $16,192,820)		16,193,783
TOTAL INVESTMENTS IN SECURITIES–99.93% (Cost $710,348,623)		1,516,551,897
OTHER ASSETS LESS LIABILITIES—0.07%		1,057,095
NET ASSETS–100.00%		$1,517,608,992
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The value of this security as of November 30, 2019 represented less than 1% of the Fund’s Net Assets.

	Value 08/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 11/30/19	Dividend Income
Invesco Ltd.	$353,187	$7,546	$(13,345)	$56,324	$(14,811)	$388,901	$6,729

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	118	December-2019	$18,547,830	$392,207	$392,207
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,500,358,114	$—	$—	$1,500,358,114
Money Market Funds	16,193,783	—	—	16,193,783
Total Investments in Securities	1,516,551,897	—	—	1,516,551,897
Other Investments - Assets*
Futures Contracts	392,207	—	—	392,207
Total Investments	$1,516,944,104	$—	$—	$1,516,944,104

*	Unrealized appreciation.
Invesco S&P 500 Index Fund